Leases	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Leases
25.
Leases
i)
As a lessee

The Group leases office premises, retail stores and motor vehicles. These leases, which have fixed rental payments, typically run for a period of one to eleven years with an option to renew the lease after that term.

The Group leases office equipment with contract terms of one to five years. These leases are short‑term and/or leases of low‑value items. The Group has elected not to recognize right‑of‑use assets and lease liabilities for these leases.

a)
Right-of-use assets

Right‑of‑use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2022	112	6	118
Depreciation	(36)	(8)	(44)
Additions	35	37	72
Acquisition through business combination	35	—	35
Derecognition	(6)	—	(6)
Effects of movement in exchange rates	(2)	(2)	(4)
Balance at December 31, 2022	138	33	171

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2023	138	33	171
Depreciation	(26)	(15)	(41)
Additions	11	7	18
Derecognition	(3)	—	(3)
Effects of movement in exchange rates	(1)	(1)	(2)
Balance at December 31, 2023	119	24	143

b)
Amounts recognized in profit or loss

	2023	2022
(in $ millions)	$	$
Interest on lease liabilities	13	13

Income from sub-leasing right-of-use assets, expenses relating to short-term leases and leases of low-value assets, and expenses relating to variable lease payments not included in the measurement of lease liabilities were not material to the Group for the years ended 31 December 2023 and 2022.

c)
Amounts recognized in statement of cash flows

	2023	2022
(in $ millions)	$	$
Total cash outflow for leases	39	35

ii)
As a lessor

The Group leases out motor vehicles consisting of its owned vehicles as well as leased vehicles. All leases are classified as operating leases because they do not transfer substantially all of the risks and rewards incidental to the ownership of the assets.

Rental income recognized by the Group during 2023 was $146 million (2022: $126 million). The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

	2023	2022
(in $ millions)	$	$
Not later than one year	64	84
Later than one year and not later than five years	42	11